CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible notes payable, net of unamortized discount	$ 191,085	$ 258,938	$ 494,973
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	100,000,000	300,000,000
Common stock, shares issued	18,611,980	17,544,509	13,485,128
Common stock, shares outstanding	18,224,556	17,157,085	13,069,800
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100
Treasury stock	387,424	387,424	415,328
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Series A Preferred Stock [Member]
Preferred stock, shares par value	$ 1,000	$ 1,000
Preferred stock, shares authorized	6,000,000	6,000,000
Preferred stock, shares issued	6,000	0
Preferred stock, shares outstanding	6,000	0